Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Subsequent to March 31, 2026, the Company issued an additional 62,000 shares of Series C convertible preferred stock to investors for aggregate proceeds of $248,000, which were deposited into the segregated escrow account maintained by the third-party transfer agent pursuant to the related securities purchase agreement.

NOTE 13 – SUBSEQUENT EVENTS In October 2025, the Company received $150,000 pursuant to its subscription receivable (see Note 8).